COMMITMENTS (Details Narrative) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 30, 2022	Dec. 06, 2022	Nov. 22, 2022	Jul. 27, 2022	Oct. 09, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Oct. 13, 2022	Sep. 02, 2022
Issuance of Stock and Warrants for Services or Claims								$ 1,666,667
Working interest percentage					70.00%
Revenue interest percentage					52.50%
Gain on sale of working interests on oil and gas properties						$ 1,597,632		2,569,241
Debt Instrument, Face Amount											$ 25,000	$ 200,000
Salary and Wage, Officer, Excluding Cost of Good and Service Sold								$ 500,000
Non Employee Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Description								annual grant of $100,000 in restricted stock which will vest on the final business day of each quarter equal to one-fourth of the total stipend, or $25,000 per quarter, with the number of shares to be determined based on the volume weighted average price of the Company’s common stock as of each quarterly vesting (the “Restricted Stock Grant”).
Management Fee, Description								annual cash fee of $50,000 which will vest on the final business day of each quarter equal to one-fourth of the total fee, or $12,500 per quarter (the “Cash Fees”)
Stock Issued During Period, Value, Restricted Stock Award, Gross								$ 200,000
Payments for Other Fees								100,000
Participation Agreement [Member]
Issuance of Stock and Warrants for Services or Claims					$ 5,746,941
Working interest percentage					90.00%
Revenue interest percentage					67.50%
Participation Agreement [Member] | Related Party [Member]
Working interest percentage	9.50%
Revenue interest percentage	6.18%
Debt Instrument, Face Amount	$ 267,520
Payment of funds	$ 188,663
Participation Agreement [Member] | Ault Energy, Llc [Member]
Working interest percentage		37.50%		40.00%
Revenue interest percentage		27.00%		28.80%
Gain on sale of working interests on oil and gas properties				$ 971,609
Debt Instrument, Face Amount		$ 1,597,632
Payment of funds		$ 595,972.45
Mississippi Agreement [Member] | White River Eand PILP [Member]
Working interest percentage			50.00%
Revenue interest percentage			32.50%
Debt Instrument, Face Amount			$ 1,408,000
Payment of funds			$ 992,963.27
Louisiana Agreement [Member] | White River Eand PILP [Member]
Working interest percentage			37.50%
Revenue interest percentage			27.00%
Debt Instrument, Face Amount			$ 1,597,632
Payment of funds			$ 595,972.45
Five tear Executive Employment Agreements [Member] | Randy May [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold								$ 400,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross								5,000,000
Five tear Executive Employment Agreements [Member] | Randy May [Member] | O R R I [Member]
Equity Method Investment, Ownership Percentage						5.00%		5.00%
Five tear Executive Employment Agreements [Member] | Randy May [Member] | Participation Right [Member]
Equity Method Investment, Ownership Percentage						15.00%		15.00%
Five tear Executive Employment Agreements [Member] | Randy May [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number						5,000,000		5,000,000
Five tear Executive Employment Agreements [Member] | Jay Puchir [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold								$ 350,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross								5,000,000
Five tear Executive Employment Agreements [Member] | Jay Puchir [Member] | Overriding Royalty Interestember [Member]
Equity Method Investment, Ownership Percentage						5.00%		5.00%
Five tear Executive Employment Agreements [Member] | Jay Puchir [Member] | Restricted Stock Units (RSUs) [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross								5,000,000
Five tear Executive Employment Agreements [Member] | Mr May [Member] | Participation Right [Member]
Equity Method Investment, Ownership Percentage						10.00%		10.00%
Five tear Executive Employment Agreements [Member] | Alisa Horgan [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold								$ 180,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross								2,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term								10 years
Five tear Executive Employment Agreements [Member] | Alisa Horgan [Member] | Restricted Stock Units (RSUs) [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross								5,000,000
Five tear Executive Employment Agreements [Member] | Richard Horgan [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold								$ 200,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross								2,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term										10 years
Five tear Executive Employment Agreements [Member] | Richard Horgan [Member] | Restricted Stock Units (RSUs) [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross								5,000,000